Value Line Centurion Fund, Inc.
Schedule of Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks 94.8%
	Consumer Discretionary 8.0%
	Retail 8.0%
2,800	AutoZone, Inc.(1)	$3,932,040
4,900	Domino's Pizza, Inc.	1,802,171
3,800	O'Reilly Automotive, Inc.(1)	1,927,550
72,800	TJX Companies, Inc. (The)	4,815,720
		12,477,481
	Consumer Staples 7.4%
	Food 2.2%
21,500	J&J Snack Foods Corp.	3,376,145
	Household Products 3.4%
61,600	Church & Dwight Co., Inc.	5,380,760
	Retail 1.8%
13,100	Casey's General Stores, Inc.	2,832,089
		11,588,994
	Financials 4.7%
	Insurance 4.7%
3,000	Alleghany Corp.(1)	1,878,870
15,000	American Financial Group, Inc.	1,711,500
10,200	Arch Capital Group, Ltd.(1)	391,374
15,000	Berkley (W.R.) Corp.	1,130,250
13,500	RenaissanceRe Holdings, Ltd.	2,163,375
		7,275,369
	Healthcare 10.9%
	Electronics 4.6%
6,200	Mettler-Toledo International, Inc.(1)	7,165,278
	Healthcare Products 4.9%
2,600	Cooper Cos., Inc. (The)	998,634
13,500	IDEXX Laboratories, Inc.(1)	6,605,685
		7,604,319
	Healthcare Services 1.4%
5,000	Chemed Corp.	2,299,100
		17,068,697
	Industrials 37.1%
	Aerospace & Defense 10.0%
41,033	HEICO Corp.	5,161,951
6,000	Northrop Grumman Corp.	1,941,840
15,500	Teledyne Technologies, Inc.(1)	6,411,575
3,600	TransDigm Group, Inc.(1)	2,116,512
		15,631,878
	Commercial Services 10.1%
3,500	Cintas Corp.	1,194,585
20,500	Equifax, Inc.	3,713,165
27,030	IHS Markit, Ltd.	2,615,963
214,499	Rollins, Inc.	7,383,056
5,000	Verisk Analytics, Inc.	883,450
		15,790,219
	Electrical Equipment 2.9%
35,000	AMETEK, Inc.	4,470,550
	Environmental Control 5.6%
32,000	Republic Services, Inc.	3,179,200
51,300	Waste Connections, Inc.	5,539,374
		8,718,574
	Machinery Diversified 3.1%
4,200	IDEX Corp.	879,144
38,000	Toro Co. (The)	3,919,320
		4,798,464
	Miscellaneous Manufacturers 1.4%
13,800	Carlisle Companies, Inc.	2,271,204
	Software 4.0%
15,400	Roper Technologies, Inc.	6,211,436
		57,892,325
Information Technology 17.4%
	Commercial Services 2.0%
16,900	Gartner, Inc.(1)	3,085,095
	Computers 0.6%
11,000	CGI, Inc.(1)	915,420
	Software 14.8%
15,800	ANSYS, Inc.(1)	5,365,048
25,000	Cadence Design Systems, Inc.(1)	3,424,750
5,200	Fair Isaac Corp.(1)	2,527,460
51,200	Fiserv, Inc.(1)	6,094,848
10,900	Jack Henry & Associates, Inc.	1,653,748
35,000	Open Text Corp.(2)	1,669,850
5,591	Tyler Technologies, Inc.(1)	2,373,547
		23,109,251
		27,109,766
Materials 7.7%
	Chemicals 3.5%
17,000	Ecolab, Inc.	3,639,190
16,600	FMC Corp.	1,836,126
		5,475,316

Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Packaging & Containers 4.2%
21,000	AptarGroup, Inc.	$2,975,070
42,400	Ball Corp.	3,592,976
		6,568,046
		12,043,362
Real Estate 1.6%
	REITS 1.6%
8,000	American Tower Corp. REIT	1,912,480
8,000	Equity Lifestyle Properties, Inc. REIT	509,120
		2,421,600
Total Common Stocks (Cost $55,334,384)		147,877,594
Short-Term Investment 5.3%
	Money Market Fund 5.3%
8,273,114	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.04%(3)	8,273,114
Total Short-Term Investments (Cost $8,273,114)		8,273,114
Total Investments 100.1% (Cost $63,607,498)		$156,150,708
Excess Of Liabilities Over Cash And Other Assets (0.1)%		(177,583)
Net Assets(4) 100.0%		$155,973,125

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2021, the market value of the securities on loan was $1,669,850.
(3)	Rate reflects 7 day yield as of March 31, 2021.
(4)	For federal income tax purposes, the aggregate cost was $63,607,498, aggregate gross unrealized appreciation was $93,582,330, aggregate gross unrealized depreciation was $1,039,120 and the net unrealized appreciation was $92,543,210.

REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$147,877,594	$—	$—	$147,877,594
Short-Term Investment	8,273,114	—	—	8,273,114
Total Investments in Securities	$156,150,708	$—	$—	$156,150,708

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2021, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.